Fair values of financial assets and liabilities - Schedule of Movements in Level 3 Financial Liabilities Portfolio (Details) - Level 3 - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Financial liabilities at fair value through profit or loss
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	£ 17	£ 22
Exchange and other adjustments	0	0
Losses (gains) recognised in the income statement within other income	1	(2)
Additions	0	0
Redemptions	(1)	(2)
Balance at end of period	17	18
Losses (gains) recognised in the income statement, within other income, relating to the change in fair value of those liabilities held	1	(2)
Derivative financial liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	224	422
Exchange and other adjustments	(1)	6
Losses (gains) recognised in the income statement within other income	(7)	(134)
Additions	1	9
Redemptions	(13)	(16)
Balance at end of period	204	287
Losses (gains) recognised in the income statement, within other income, relating to the change in fair value of those liabilities held	10	(108)
Total financial liabilities carried at fair value £m
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	241	444
Exchange and other adjustments	(1)	6
Losses (gains) recognised in the income statement within other income	(6)	(136)
Additions	1	9
Redemptions	(14)	(18)
Balance at end of period	221	305
Losses (gains) recognised in the income statement, within other income, relating to the change in fair value of those liabilities held	£ 11	£ (110)